SECURITIES AVAILABLE FOR SALE (Details 2)	Dec. 31, 2015 USD ($)
Amortized Cost
Due in one year or less	$ 6,109,210
Due after one year through five years	24,981,003
Due after five years through ten years	31,423,272
Due after ten years	11,416,387
Amortized Cost	103,104,164
Fair Value
Due in one year or less	6,113,631
Due after one year through five years	24,977,510
Due after five years through ten years	32,025,396
Due after ten years	11,665,804
Fair Value	103,756,614
Other securities - non-maturing
Amortized Cost
Securities without a single maturity date	3,501
Fair Value
Securities without a single maturity date	3,501
Mortgage-backed: residential
Amortized Cost
Securities without a single maturity date	29,170,791
Fair Value
Securities without a single maturity date	$ 28,970,772